UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1.	Schedule of Investments.

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED INDEX FUND

November 30, 2009

Security	Shares	Value

COMMON STOCKS—97.58%

BANKS—12.22%
Banco Continental SA	885,786	$3,505,019
Credicorp Ltd.	134,838	9,634,175

		13,139,194
BUILDING MATERIALS—2.71%
Cementos Lima SA	1,319,604	1,360,369
Cementos Pacasmayo SAA	1,513,314	1,554,811

		2,915,180
DIVERSIFIED FINANCIAL SERVICES—3.69%
Intergroup Financial Services Corp.	194,436	3,966,494

		3,966,494
ELECTRIC—1.20%
Edegel SA	1,115,334	518,760
Empresa de Distribucion Electrica de Lima Norte SA	130,350	114,017
Luz del Sur SAA	436,478	651,460

		1,284,237
ENGINEERING & CONSTRUCTION—2.39%
Grana y Montero SA	2,610,036	2,572,892

		2,572,892
FOOD—4.68%
Alicorp SA	2,332,862	1,919,085
Copeinca ASA(a)	396,000	3,117,067

		5,036,152
IRON & STEEL—2.51%
Corporacion Aceros Arequipa SA	2,146,254	1,244,097
Empresa Siderurgica del Peru SAA(a)	3,559,908	1,458,067

		2,702,164
MACHINERY—1.97%
Ferreyros SA	2,525,490	2,121,377

		2,121,377
MINING—64.14%
Compania de Minas Buenaventura SA SP ADR	564,168	22,651,345
Compania Minera Atacocha SA Class B(a)	2,405,238	1,143,761
Compania Minera Milpo SA(a)	1,676,752	4,335,926
Hochschild Mining PLC	792,594	3,993,229
Minsur SA	1,765,632	3,799,694
Sociedad Minera Cerro Verde SA	153,252	3,727,089
Sociedad Minera el Brocal SA	279,708	4,223,290
Southern Copper Corp.	570,678	19,882,421
Volcan Compania Minera SAA Class B	4,248,288	5,205,296

		68,962,051

OIL & GAS—2.07%
Maple Energy PLC(a)	678,716	807,535
Refineria la Pampilla SA(a)	1,941,568	1,415,235

		2,222,770

TOTAL COMMON STOCKS
(Cost: $88,061,667)		104,922,511

Security	Shares	Value

RIGHTS—0.06%

MINING—0.06%
Compania Minera Atacocha SA Class B(a)	539,400	65,529

		65,529

TOTAL RIGHTS
(Cost: $0)		65,529

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.73%

MONEY MARKET FUNDS—1.73%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.06%(b)(c)	1,856,254	1,856,254

		1,856,254

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,856,254)		1,856,254

TOTAL INVESTMENTS IN SECURITIES—99.37%
(Cost: $89,917,921)		106,844,294
Other Assets, Less Liabilities—0.63%		679,495

NET ASSETS—100.00%		$107,523,789

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

Notes to Schedule of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedule of investments for the iShares MSCI All Peru Capped Index Fund (the “Fund”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

As of November 30, 2009, the value of each of the Fund’s investments was classified as a Level 1 Price. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by

MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2009, the cost of investments for federal income tax purposes was $90,259,193. Net unrealized appreciation was $16,585,101, of which $18,450,144 represented gross unrealized appreciation on securities and $1,865,043 represented gross unrealized depreciation on securities.

2. TRANSACTIONS WITH AFFILIATES

The Fund may invest in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, including the BlackRock Cash Funds: Government (“GMMF”), BlackRock Cash Funds: Institutional (“IMMF”), BlackRock Cash Funds: Prime (“PMMF”) and BlackRock Cash Funds: Treasury (“TMMF”) (previously known as the Government Money Market Fund, Institutional Money Market Fund, Prime Money Market Fund and Treasury Money Market Fund, respectively, of Barclays Global Investors Funds). These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors, or “BGFA.” See Note 3 for additional detail.

3. SUBSEQUENT EVENTS

On December 1, 2009, BlackRock, Inc. completed a transaction whereby it acquired the interests in BFA (formerly BGFA) and certain affiliated companies from Barclays PLC (the “Transaction”).

Under the 1940 Act, completion of the Transaction caused the automatic termination of the Fund’s prior investment advisory agreement with BGFA. In order for the management of the Fund to continue uninterrupted, the Board approved a new investment advisory agreement with BFA, subject to shareholder approval. On November 4, 2009, a special meeting of shareholders of the Fund was called to consider, among other proposals, the approval of the new advisory agreement. The meeting was adjourned until November 19, 2009, at which time the shareholders of the Fund approved the new advisory agreement.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date:	January 27, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	January 27, 2010